Revenues (Tables)	12 Months Ended
Aug. 31, 2020
Revenues
Summary of reconciliation of the disaggregated revenue

	2020	2019	2018
	$	$	$
Sales of boats	2,249,107	2,664,001	1,036,379
Sales of parts and boat maintenance	167,263	171,217	222,945
Commission	—	—	6,052
Other	803	34,159	6,190
	2,417,173	2,869,377	1,271,566